Short Term Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Description	September 30, 2021	December 31, 2020
Bill’ d Exchange, LLC, an equipment capital lender, initial financing August 2, 2019, finances equipment for commercial contracted customers in varying amounts	$20,000	$31,462
Merchant loan – Knight Capital Funding, LLC	-	33,694
Merchant loan – Pearl lending	-	51,750
Merchant loan – Green Capital	7,747	11,748
Private money loan from Perfectly Green Corporation	-	33,754
Private money loan from prior officer of ABCO	-	61,052
PPP loan – SBA loan payable – first round	-	123,999
PPP loan -SBA loan payable – second round	128,232	-
Total	$155,979	$347,459

Description	December 31, 2020	December 31, 2019
Bill’d Exchange, LLC, an equipment capital lender, initial financing August 2, 2019, finances equipment for commercial contracted customers in varying amounts	$31,462	$239,852
Merchant loan – Knight Capital Funding, LLC	33,694	61,747
Merchant loan – Pearl lending	51,750	65,664
Merchant loan – Green Capital	11,748	35,250
Private money loan from Perfectly Green Corporation	33,754	33,754
Private money loan from prior officer of ABCO	61,052
SBA loan for Payroll - forgiven	123,999
Total	$347,459	$436,267